Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 4,560	$ 4,599
Set-off of tax	(4,560)	(1,758)
Net deferred tax assets	0	2,841
Deferred tax liabilities	(8,583)	(6,553)
Set-off of tax	4,560	1,758
Net deferred tax liabilities	(4,023)	(4,795)
Property, Plant and Equipment
IfrsStatementLineItems [Line Items]
Deferred tax assets	869	786
Deferred tax liabilities	(5,552)	(4,263)
Loss Carryforwards
IfrsStatementLineItems [Line Items]
Deferred tax assets	793	2,385
Deferred tax liabilities	0	0
Mineral Properties
IfrsStatementLineItems [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(1,741)	(1,741)
Long-term Debt
IfrsStatementLineItems [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(322)	(322)
Other
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,898	1,428
Deferred tax liabilities	$ (968)	$ (227)